Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Disclosure of subsidaries
Subsidiary	Place of incorporation	Functional currency
North Country Gold Corp. (“North Country”)	BC, Canada	CAD
Eastmain Resources Inc. (“Eastmain”)	ON, Canada	CAD
Eastmain Mines Inc. (“Eastmain Mines”) (a)	Canada	CAD
Fury Gold USA Limited (“Fury Gold USA”) (b)	Delaware, U.S.A.	USD

Disclosure of joint arrangements and investments in associates
Associates and joint arrangement	Ownership interest	Location	Classification and accounting method
Dolly Varden (a)	23.5%	BC, Canada	Associate; equity method
UMS	25.0%	BC, Canada	Associate; equity method
ESJV (b)	50.022%	Quebec, Canada	Joint operation

Disclosure of estimated useful lives of property, plant and equipment
•	Computer equipment	3 years

•	Machinery and equipment	5-10 years

•	Right-of-use (“ROU”)	assets the lease term, unless the transfer of the asset ownership is reasonably certain at the end of the lease term, whereupon depreciation is over the useful life.